LETTER TO SHAREHOLDERS

MICHAEL J. VOGELZANG, CFA, PRESIDENT
TODD FINKELSTEIN, CFA, PORTFOLIO MANAGER

Since the inception of your funds in April and the funding of assets in June, new cash flow has been strong, investment performance has been above expectations and, above all, the safety of principal has remained rock solid. In this, our first semi-annual report to shareholders, we will review the domestic investing environment and discuss the nature and characteristics of the portfolios within the Boston Advisors Trust.

ECONOMIC AND INVESTING ENVIRONMENTS

- Since early in the year, the economy has been showing signs of slowing down. In the 4th quarter of 1999, the Gross Domestic Product of the U.S. grew at more than an 8% annualized rate. This provoked much concern over inflation and an economy expanding too quickly, prompting four rate hikes by the Federal Reserve Board this year of the Federal Funds interest rate. This economic equivalent of "sand in the gears", is now generating the desired level of friction. GDP growth for the third quarter ended September 30th came in at a much slower and more sustainable 2.4% annual rate.

- Over the last 18 months, inflation has moved up to the high end of its recent decade-long range of between 1.5% to 3.5%, in large part due to the increased price of energy. Whether the Federal Reserve's actions slow the economy and quiet inflation pressures remains to be seen.

- The stock market has handled this news of higher inflation and weaker economic profits poorly. After soaring for five years straight, 2000 could well prove to be the first negative year for the broad market averages in over a decade.

PORTFOLIO REVIEWS

CASH RESERVES FUND

- The Portfolio invests only in high-quality credits as ranked by nationally recognized statistical rating organizations. This, coupled with broad diversification among issuers and sectors, enhances stability and liquidity in today's dynamic economic environment. As of October 31, the portfolio consisted of commercial paper (51%), variable rate notes (21%), repurchase agreements (16%), corporate bonds (7%) and certificates of deposit (5%). The variable rate notes contributed strongly to the Fund's competitive returns.

U.S. GOVERNMENT FUND

- The Portfolio invests exclusively in short-term U.S. government securities, including those guaranteed by any of its agencies or instrumentalities, and repurchase agreements based upon these securities. As of October 31, the portfolio consisted of U.S. government agency obligations (64%), of which variable rates were 12% (8% of the portfolio), and repurchase agreements (36%). Since the Fund's inception, the yield on overnight repurchase agreements has rivaled or exceeded that available from alternatives. Resultantly, the portfolio has maintained a heavy allocation to repurchase agreements through the period which has helped support the Fund's competitive yield.

TAX FREE FUND

- The Portfolio invests in high quality short-term municipal obligations as ranked by nationally recognized statistical rating organizations. This high quality, coupled with broad diversification among issuers and sectors, helps lend stability and liquidity in today's dynamic economic environment. As of October 31, the portfolio consisted of daily and weekly floating rate issues (74%), notes and bonds (10%), and commercial paper (16%). During the period since Fund inception, lack of supply (relative to demand) for short-term tax-exempt paper has maintained downward pressure on municipal rates relative to taxable alternatives.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY                                   RATE    MATURITY     PRINCIPAL      VALUE
----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 5.8%
Barclays Bank Plc                         5.950%  07/15/2001   $19,900,000  $ 20,128,987
Bayerische Landesbank Girozentrale NY     6.580%  11/17/2000    20,000,000    20,278,325
Commerzbank AG                            7.145%  06/26/2001    10,000,000    10,268,295
                                                                            ------------
TOTAL CERTIFICATES OF DEPOSIT                                                 50,675,607
                                                                            ------------
COMMERCIAL PAPER -- 50.6%
Alliance & Leicester Plc                  6.520%  11/02/2000    15,000,000    14,997,284
American General Finance                  6.670%  12/04/2000    15,000,000    14,908,288
Asset Securitization Co-Operative         6.550%  01/18/2001    20,000,000    19,716,167
AT&T Corporation                          6.560%  11/09/2000    10,000,000     9,985,422
AT&T Corporation                          7.270%  06/14/2001    15,000,000    15,424,084
BellSouth Telecommunications, Inc.        6.460%  11/14/2000    15,000,000    14,965,008
British Telecommunications Plc            6.510%  11/15/2000     5,600,000     5,585,823
Ciesco LP                                 6.470%  11/14/2000    25,000,000    24,941,590
Ciesco LP                                 6.480%  11/21/2000     5,000,000     4,982,000
Corporate Asset Funding Company, Inc.     6.520%  01/23/2001    20,000,000    19,699,356
DaimlerChrysler AG                        6.450%  03/06/2001    15,000,000    14,664,062
Dresdner US Finance, Inc.                 6.500%  11/09/2000    20,000,000    19,971,111
E.I. du Pont de Nemours & Company         6.460%  12/21/2000    14,000,000    13,874,389
Eureka Securities, Inc.                   6.510%  11/02/2000    10,000,000     9,998,192
Falcon Asset Securitization Corporation   6.480%  12/08/2000    20,000,000    19,866,800
Fleet Funding Corporation                 6.530%  01/11/2001    18,000,000    17,768,185
Fleet Funding Corporation                 6.550%  01/04/2001     7,000,000     6,918,489
General Electric Capital Corporation      6.490%  02/01/2001    15,000,000    14,751,217
General Electric Capital Corporation      6.500%  01/26/2001    15,000,000    14,767,083
General Motors Acceptance Corporation     6.490%  11/02/2000    10,000,000     9,998,197
General Motors Acceptance Corporation     6.570%  01/23/2001    15,000,000    14,772,787
International Business Machines
Corporation                               6.490%  11/09/2000    10,000,000     9,985,578
International Business Machines Credit
Corporation                               6.470%  11/01/2000    15,000,000    15,000,000
Marsh USA, Inc.                           6.520%  11/21/2000    15,000,000    14,945,667
Newell Rubbermaid, Inc.                   6.520%  11/28/2000    20,000,000    19,902,200
Prudential Funding Corporation            6.490%  11/16/2000    20,000,000    19,945,917
Transamerica Financial Corporation        6.510%  02/01/2001    15,000,000    14,757,494
UBS Finance Delaware                      6.480%  01/04/2001    20,000,000    19,769,600
UBS Finance Delaware                      6.490%  01/16/2001     5,000,000     4,931,495
Verizon Global Funding Corporation        6.490%  11/09/2000    12,500,000    12,481,972
Verizon Global Funding Corporation        6.530%  11/09/2000    10,000,000     9,985,489
                                                                            ------------
TOTAL COMMERCIAL PAPER                                                       444,260,946
                                                                            ------------
CORPORATE DEBT -- 7.0%
Chrysler Financial                        5.150%  01/22/2001    10,000,000    10,030,464
Lucent Technologies, Inc.                 6.900%  07/15/2001     5,000,000     5,102,966
Merrill Lynch & Company, Inc.             6.970%  08/01/2001     6,000,000     6,106,874

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
CASH RESERVES FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
SECURITY                                   RATE    MATURITY     PRINCIPAL      VALUE
CORPORATE DEBT (CONTINUED)
Morgan Guaranty Trust Company             6.630%  03/19/2001   $25,000,000  $ 25,066,225
Westpac Banking Corporation Limited       9.125%  08/15/2001    15,000,000    15,608,422
                                                                            ------------
TOTAL CORPORATE DEBT                                                          61,914,951
                                                                            ------------
VARIABLE RATE MUNICIPAL OBLIGATIONS -- 1.4%
National Rural Utilities Co-Operative
Finance                                   6.620%  06/15/2001    12,000,000    12,037,513
                                                                            ------------
VARIABLE RATE NOTES -- 19.9%
American Express Centurion Bank           6.590%  06/22/2001    15,000,000    15,024,712
American Honda Finance Corporation        6.630%  07/25/2001    10,000,000    10,012,892
Associates Corporation of North America   6.803%  10/05/2001    25,000,000    25,139,772
Bank of America Corporation               6.860%  07/19/2001    25,000,000    25,086,085
Bankers Trust Corporation                 6.740%  03/15/2001    10,000,000    10,091,098
British Telecommunications Plc            6.853%  10/09/2001    20,000,000    20,083,753
Caterpillar Financial Services
Corporation                               6.750%  05/22/2001     6,000,000     6,084,927
Caterpillar Financial Services
Corporation                               6.953%  07/09/2001    15,000,000    15,085,279
Chase Manhattan Corporation               6.940%  11/24/2000    20,000,000    20,289,473
Merrill Lynch & Company, Inc.             6.730%  06/18/2001    13,450,000    13,571,299
Westpac Banking Corporation Limited       6.714%  10/26/2001     5,765,000     5,771,451
Westpac Banking Corporation Limited       6.734%  05/08/2001     8,000,000     8,130,973
                                                                            ------------
TOTAL VARIABLE RATE NOTES                                                    174,371,714
                                                                            ------------
REPURCHASE AGREEMENTS -- 15.6%
Chase Securities Repurchase Agreement,
collateralized by Federal Home Loan
Mortgage Corporation with a rate of
0.00%, maturity date of 02/01/01 and an
aggregate market value of $45,900,194.    6.620%  11/01/2000    45,000,000    45,008,275
PaineWebber Repurchase Agreement,
collateralized by Federal Home Loan Bank
with rates ranging from 5.38% to 8.00%,
maturity dates ranging from 02/02/01 to
08/24/15 and an aggregate market value
of $32,788,809.                           6.620%  11/01/2000    32,143,000    32,148,911
Salomon Smith Barney Repurchase
Agreement, collateralized by Federal
Home Loan Bank with a rate of 6.75%,
maturity date of 08/02/01 and an
aggregate market value of $46,993,784,
and Federal National Mortgage
Association with a rate of 0.00%,
maturity date of 4/26/01 and an
aggregate market value of $13,006,786.    6.610%  11/01/2000    60,000,000    60,011,016
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS                                                  137,168,202
                                                                            ------------
TOTAL INVESTMENTS -- 100.3% (COST $880,428,933)                              880,428,933
NET OTHER ASSETS -- (0.3%)                                                    (2,587,236)
                                                                            ------------
NET ASSETS -- 100.0%                                                        $877,841,697
                                                                            ============

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY                                   RATE    MATURITY     PRINCIPAL      VALUE
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 56.2%
Federal Agricultural Mortgage
Corporation                               6.390%  11/09/2000   $ 1,500,000  $ 1,497,870
Federal Agricultural Mortgage
Corporation                               6.400%  12/07/2000     1,250,000    1,242,000
Federal Agricultural Mortgage
Corporation                               6.410%  11/13/2000     3,000,000    2,993,590
Federal Agricultural Mortgage
Corporation                               6.440%  11/01/2000     1,500,000    1,500,000
Federal Agricultural Mortgage
Corporation                               6.460%  01/08/2001       915,000      903,835
Federal Farm Credit Bank                  6.520%  12/11/2000     1,000,000      992,755
Federal Home Loan Bank                    5.625%  03/19/2001     1,065,000    1,067,726
Federal Home Loan Bank                    6.320%  04/06/2001     1,000,000      972,613
Federal Home Loan Bank                    6.340%  03/28/2001     1,500,000    1,461,168
Federal Home Loan Bank                    6.360%  11/21/2000     2,000,000    1,992,933
Federal Home Loan Bank                    6.360%  02/23/2001     1,000,000      979,860
Federal Home Loan Bank                    6.420%  11/07/2000     1,000,000      998,929
Federal Home Loan Bank                    6.420%  01/05/2001     1,000,000      988,408
Federal Home Loan Bank                    6.430%  01/24/2001     1,000,000      984,997
Federal Home Loan Bank                    6.440%  01/10/2001     1,500,000    1,481,216
Federal Home Loan Bank                    6.440%  01/26/2001     1,000,000      984,616
Federal Home Loan Bank                    6.460%  01/17/2001     1,000,000      986,182
Federal Home Loan Bank                    6.460%  08/17/2001     2,000,000    2,026,194
Federal Home Loan Mortgage Corporation    6.130%  10/11/2001     1,000,000      941,424
Federal Home Loan Mortgage Corporation    6.300%  04/26/2001     1,000,000      969,200
Federal Home Loan Mortgage Corporation    6.400%  11/09/2000     1,000,000      998,578
Federal Home Loan Mortgage Corporation    6.410%  01/04/2001     2,000,000    1,977,209
Federal Home Loan Mortgage Corporation    6.420%  01/11/2001     1,000,000      987,338
Federal Home Loan Mortgage Corporation    6.430%  11/02/2000     1,000,000      999,821
Federal Home Loan Mortgage Corporation    6.440%  07/19/2001       500,000      476,744
Federal Home Loan Mortgage Corporation    6.460%  01/04/2001     1,500,000    1,482,774
Federal Home Loan Mortgage Corporation    6.460%  02/01/2001     1,000,000      983,491
Federal National Mortgage Association     6.310%  03/15/2001     1,000,000      976,513
Federal National Mortgage Association     6.340%  02/15/2001     1,000,000      981,332
Federal National Mortgage Association     6.340%  03/08/2001     1,000,000      977,634
Federal National Mortgage Association     6.350%  02/15/2001     1,000,000      981,303
Federal National Mortgage Association     6.390%  01/09/2001     1,000,000      987,752
Federal National Mortgage Association     6.400%  01/19/2001     1,000,000      985,956
Federal National Mortgage Association     6.410%  11/21/2000     1,000,000      996,439
Federal National Mortgage Association     6.420%  12/04/2000     1,000,000      994,115
Federal National Mortgage Association     6.420%  01/25/2001     1,000,000      984,842
Federal National Mortgage Association     6.430%  01/19/2001     2,000,000    1,971,779
Federal National Mortgage Association     6.430%  01/25/2001     1,250,000    1,231,023
Federal National Mortgage Association     6.470%  06/06/2001     1,000,000      961,000
Federal National Mortgage Association     6.478%  12/14/2000     1,000,000      992,262

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
SECURITY                                   RATE    MATURITY     PRINCIPAL      VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Federal National Mortgage Association     6.490%  11/07/2000   $ 1,000,000  $   998,919
Federal National Mortgage Association     6.500%  03/12/2001     1,000,000      976,348
Federal National Mortgage Association     8.250%  12/18/2000     3,250,000    3,370,134
Student Loan Marketing Association        6.190%  06/15/2001       500,000      480,570
                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                     53,719,392
                                                                            -----------
U.S. GOVERNMENT AGENCY VARIABLE RATES -- 7.6%
Federal Home Loan Bank                    6.614%  03/22/2001     2,150,000    2,162,584
Federal National Mortgage Association     6.765%  05/10/2001     2,000,000    2,028,256
Student Loan Marketing Association        6.895%  12/21/2000     2,000,000    2,050,893
Student Loan Marketing Association        6.925%  10/11/2001     1,000,000    1,003,792
                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY VARIABLE RATES                                   7,245,525
                                                                            -----------
REPURCHASE AGREEMENTS -- 36.5%
Chase Securities Repurchase Agreement,
collateralized by Federal National
Mortgage Association with a rate of
0.00%, maturity dates ranging from
11/01/00 to 12/11/00 and an aggregate
market value of $20,400,655.              6.620%  11/01/2000    20,000,000   20,003,678
PaineWebber Repurchase Agreement,
collateralized by Federal Farm Credit
with a rate of 6.11%, maturity date of
06/12/03 and an aggregate market value
of $1,278,221, and Federal Home Loan
Bank with rates ranging from 6.18% to
8.00%, maturity dates ranging from
05/15/02 to 08/24/15 and an aggregate
market value of $13,985,945.              6.620%  11/01/2000    14,963,000   14,965,751
                                                                            -----------
TOTAL REPURCHASE AGREEMENTS                                                  34,969,429
                                                                            -----------
TOTAL INVESTMENTS -- 100.3% (COST $95,934,346)                               95,934,346
NET OTHER ASSETS -- (0.3%)                                                     (291,186)
                                                                            -----------
NET ASSETS -- 100.0%                                                        $95,643,160
                                                                            ===========

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY                                   RATE    MATURITY    PRINCIPAL      VALUE
--------------------------------------------------------------------------------------
MUNICIPAL INTEREST BEARING COMMERCIAL PAPER -- 15.6%
Burke County Development Authority        4.150%  01/16/2001   $2,000,000  $ 2,013,142
Harris County Texas                       4.500%  11/13/2000    1,000,000    1,006,463
Indianapolis Gas Indiana                  4.100%  12/07/2000    1,500,000    1,509,567
Kentucky Asset/Liability Commission Road
Fund                                      4.050%  11/01/2000    1,000,000    1,006,300
State of Wisconsin                        4.250%  02/13/2001    2,000,000    2,006,375
Sullivan Indiana Pollution Control
Revenue                                   4.150%  01/11/2001    2,000,000    2,012,911
                                                                           -----------
TOTAL MUNICIPAL INTEREST BEARING COMMERCIAL PAPER                            9,554,758
                                                                           -----------
MUNICIPAL OBLIGATIONS -- 84.6%
Anchorage Alaska Certificates of
Participation                             4.500%  02/15/2001      500,000      508,644
Capital Region Airport Commission         4.500%  07/01/2023    1,500,000    1,505,201
Chicago Metropolitan Water Reclamation
Distribution                              4.800%  12/01/2000      500,000      510,268
Clark County Nevada Airport Improvement
Revenue                                   4.250%  07/01/2025    1,500,000    1,505,031
Clark County School District              7.000%  06/01/2001      400,000      420,601
Clark County School District # 37
Vancouver                                 6.850%  12/01/2000    1,000,000    1,030,713
Clayton County Development Authority      4.250%  06/01/2029    1,500,000    1,504,873
Cleveland Ohio Income Tax Revenue         4.300%  05/15/2024    1,500,000    1,505,032
Cobb County Housing Authority             4.300%  09/15/2026    1,500,000    1,503,194
Colorado State General Fund Revenue       5.000%  06/27/2001      500,000      504,229
Commmonwealth of Massachusetts            4.300%  09/01/2016    1,500,000    1,505,266
Community Development Administration of
Maryland                                  4.250%  06/15/2026    2,000,000    2,004,134
Connecticut State                         4.150%  05/15/2014    1,500,000    1,502,760
Connecticut State Health & Educational
Facilities                                4.200%  07/01/2029    1,000,000    1,003,511
De Kalb County Housing Authority          4.300%  06/15/2025    1,000,000    1,001,940
Delaware Transportation Authority         6.500%  07/01/2001      500,000      526,095
Durham North Carolina Water & Sewer
Utility                                   4.450%  12/01/2015    1,500,000    1,505,144
Fairbanks, North Star Boro Alaska         5.500%  11/01/2000    1,000,000    1,027,500
Florida Housing Finance Agency            4.350%  11/01/2007    1,500,000    1,505,533
Florida Housing Finance Agency            4.550%  12/01/2029    1,000,000    1,001,098
Gulf Coast Waste Disposal Authority       4.600%  06/01/2020    1,000,000    1,003,594
Hammond Indiana Pollution Control
Revenue                                   4.600%  02/01/2022      820,000      822,859
Harris County Housing Finance
Corporation                               4.500%  06/01/2005    1,000,000    1,002,532
Illinois Development Finance Authority
Pollution                                 4.600%  11/01/2012    1,100,000    1,103,835
Illinois Educational Facilities
Authority                                 4.300%  06/01/2030    2,500,000    2,508,104
Illinois State Toll Highway Authority     4.400%  01/01/2016    1,500,000    1,521,457
Lake Charles Harbor & Revenue District    4.300%  09/01/2029    1,000,000    1,003,545
Louisville & Jefferson County Regional
Airport                                   4.700%  01/01/2029    1,000,000    1,003,546
Lower Neches Valley Authority Industrial
Developement                              4.700%  04/01/2029    1,000,000    1,003,522
Maricopa County Arizona Pollution
Control Revenue                           4.600%  05/01/2029    1,000,000    1,003,553
Metropolitan Government Nashville &
Davidson                                  4.300%  10/01/2030      500,000      501,790
New York City Municipal Water Finance
Authority                                 4.550%  06/15/2023    1,000,000    1,001,742

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
TAX FREE MONEY MARKET FUND (CONTINUED)
SCHEDULE OF INVESTMENTS - OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
SECURITY                                   RATE    MATURITY    PRINCIPAL      VALUE
MUNICIPAL OBLIGATIONS (CONTINUED)
North Carolina Educational Facilities
Finance                                   4.250%  09/01/2020   $1,000,000  $ 1,003,539
North Texas Higher Education Authority    4.400%  04/01/2005    1,500,000    1,507,214
Oklahoma City Oklahoma                    4.950%  08/01/2001    1,000,000    1,018,165
Pennsylvania State Higher Educational
Facilities                                4.550%  10/01/2009    1,000,000    1,003,603
Port Authority of New York & New Jersey   4.600%  08/01/2024    1,500,000    1,505,195
Raleigh Durham Airport Authority Special
Facilities                                4.650%  11/01/2015    1,500,000    1,505,277
Seattle Washington Municipal Light &
Power Revenue                             4.250%  06/01/2021    1,500,000    1,504,863
Seattle Washington Water System Revenue   4.400%  09/01/2025    1,400,000    1,404,970
Texas Tax & Revenue                       5.250%  08/31/2001    1,000,000    1,016,673
University of North Carolina Revenue      4.300%  05/15/2027    1,180,000    1,182,769
Utah State                                4.300%  07/01/2016    2,500,000    2,508,751
Whiting Indiana Industrial Sewage &
Solid Waste                               4.750%  01/01/2026      185,000      185,665
                                                                           -----------
TOTAL MUNICIPAL OBLIGATIONS                                                 51,907,530
                                                                           -----------
TOTAL INVESTMENTS -- 100.2% (COST $61,462,288)                              61,462,288
NET OTHER ASSETS -- (0.2%)                                                     (97,792)
                                                                           -----------
NET ASSETS -- 100.0%                                                       $61,364,496
                                                                           ===========

    The accompanying notes are an integral part of the financial statements.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                              CASH        U.S. GOVERNMENT       TAX FREE
                                          RESERVES FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          -------------  -----------------  -----------------
ASSETS
  Investments in securities, at value
  (Cost $743,260,731, $60,964,917 and
  $61,462,288, respectively)              $743,260,731      $60,964,917        $61,462,288
  Repurchase agreements, at value
  (Cost $137,168,202 and $34,969,429,
  respectively)                            137,168,202       34,969,429                 --
  Cash                                             376              900              2,931
  Interest receivable                          119,052               --              5,720
  Prepaid expenses                             119,713           17,646             20,629
                                          ------------      -----------        -----------
    TOTAL ASSETS                           880,668,074       95,952,892         61,491,568
                                          ------------      -----------        -----------
LIABILITIES
  Dividends payable                          2,273,369          248,632             89,084
  Payable to Investment Advisor                340,542           37,671             23,804
  Payable to Distributor                       188,756           20,822             12,992
  Accrued expense and other payables            23,710            2,547              1,192
                                          ------------      -----------        -----------
    TOTAL LIABILITIES                        2,826,377          309,732            127,072
                                          ------------      -----------        -----------
NET ASSETS                                $877,841,697      $95,643,160        $61,364,496
                                          ============      ===========        ===========
NET ASSETS CONSIST OF:
  Paid-in capital                          877,841,697       95,643,160         61,364,496
                                          ------------      -----------        -----------
TOTAL NET ASSETS                          $877,841,697      $95,643,160        $61,364,496
                                          ============      ===========        ===========
NET ASSETS
  Class 1                                  877,841,697       95,643,160         61,364,496
SHARES OUTSTANDING
  Class 1                                  877,841,697       95,643,160         61,364,496
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE
  (Net assets  DIVIDED BY shares
  outstanding)
  Class 1                                        $1.00            $1.00              $1.00

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE PERIOD JUNE 5, 2000 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                              CASH        U.S. GOVERNMENT       TAX FREE
                                          RESERVES FUND  MONEY MARKET FUND  MONEY MARKET FUND
                                          -------------  -----------------  -----------------
INVESTMENT INCOME
  Interest                                 $22,519,683      $2,497,177         $1,057,219

EXPENSES
  Investment advisor expense                 1,840,425         206,387            138,643
  Distribution expense
    Class 1                                    836,557          93,812             63,018
  Legal fees                                    19,221          19,220             19,221
  Printing                                      62,392           4,203              1,765
  Audit and tax fees                             8,751           8,752              8,751
  Custodian and fund accounting expense        143,884           9,553              3,975
  Transfer agency expense                      169,350          11,209              4,759
  Registration expense                         182,083          12,143              5,097
  Insurance                                     75,762           5,053              2,103
  Trustees fees and expenses                     4,620           4,619              4,619
  Miscellaneous                                  3,182             297                125
                                           -----------      ----------         ----------
    Total expenses                           3,346,227         375,248            252,076
    Reduction of investment advisor
    expense                                    334,623          37,525             25,207
                                           -----------      ----------         ----------
    Net expenses                             3,011,604         337,723            226,869
                                           -----------      ----------         ----------
Net investment income                       19,508,079       2,159,454            830,350
                                           -----------      ----------         ----------
NET INCREASE IN NET ASSETS FROM
OPERATIONS                                 $19,508,079      $2,159,454         $  830,350
                                           ===========      ==========         ==========

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 CASH            U.S. GOVERNMENT         TAX FREE
                                             RESERVES FUND      MONEY MARKET FUND    MONEY MARKET FUND
                                          -------------------  -------------------  -------------------
                                          FOR THE PERIOD FROM  FOR THE PERIOD FROM  FOR THE PERIOD FROM
                                            JUNE 05, 2000*       JUNE 05, 2000*       JUNE 05, 2000*
                                                  TO                   TO                   TO
                                           OCTOBER 31, 2000     OCTOBER 31, 2000     OCTOBER 31, 2000
                                          -------------------  -------------------  -------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                     $    19,508,079       $   2,159,454         $    830,350
                                            ---------------       -------------         ------------
    Net increase in net assets resulting
    from operations                              19,508,079           2,159,454              830,350
                                            ---------------       -------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income
    Class 1                                     (19,508,079)         (2,159,454)            (830,350)
                                            ---------------       -------------         ------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS         (19,508,079)         (2,159,454)            (830,350)
                                            ---------------       -------------         ------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Proceeds from sale of shares
    Class 1                                   2,111,781,038         235,060,689          144,894,644
  Net Asset Value of shares issued to
  shareholders in payment of
  distributions declared
    Class 1                                      16,781,605           1,871,145              724,478
  Cost of shares redeemed
    Class 1                                  (1,250,770,946)       (141,313,674)         (84,279,626)
                                            ---------------       -------------         ------------
NET INCREASE IN NET ASSETS FROM FUND
SHARE TRANSACTIONS                              877,791,697          95,618,160           61,339,496
                                            ---------------       -------------         ------------
NET INCREASE IN NET ASSETS                      877,791,697          95,618,160           61,339,496
NET ASSETS
  At beginning of period                             50,000              25,000               25,000
                                            ---------------       -------------         ------------
  At end of period                          $   877,841,697       $  95,643,160         $ 61,364,496
                                            ===============       =============         ============

   *  Commencement of Operations

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS - CLASS 1
--------------------------------------------------------------------------------

                                                                   U.S. GOVERNMENT         TAX FREE
                                            CASH RESERVES FUND    MONEY MARKET FUND    MONEY MARKET FUND
                                            ------------------    -----------------    -----------------
                                                   FOR                   FOR                  FOR
                                               PERIOD ENDED         PERIOD ENDED         PERIOD ENDED
                                             OCTOBER 31, 2000     OCTOBER 31, 2000     OCTOBER 31, 2000
                                            (UNAUDITED)(1)(2)     (UNAUDITED)(1)(2)    (UNAUDITED)(1)(2)
                                            ------------------    -----------------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  1.000              $ 1.000              $ 1.000
                                                 --------              -------              -------
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income                               0.024                0.023                0.013
                                                 --------              -------              -------
Net increase from investment operations             0.024                0.023                0.013
                                                 --------              -------              -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                              (0.024)              (0.023)              (0.013)
                                                 --------              -------              -------
Total distributions                                (0.024)              (0.023)              (0.013)
                                                 --------              -------              -------
NET ASSET VALUE, END OF PERIOD                   $  1.000              $ 1.000              $ 1.000
                                                 ========              =======              =======
TOTAL RETURN                                         2.40%(3)             1.35%(3)             1.35%(3)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)              $877,842              $95,643              $61,364
  Ratio of net operating expenses to
  average net assets                                 0.90%(4)             0.90%(4)             0.90%(4)
  Ratio of net investment income to
  average net assets                                 5.83%(4)             5.83%(4)             3.29%(4)
  Ratio of expense to average net assets
  prior to waived fees and reimbursed
  expenses                                           1.00%(4)             1.00%(4)             1.00%(4)
  Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                       5.73%(4)             5.73%(4)             3.19%(4)

 (1) For the period from commencement of offering of Class 1 shares, June 5, 2000 to October 31, 2000.

 (2) On August 24, 2000, The MONY Group Inc., agreed in principle to acquire The Advest Group, Inc., the parent company to the Fund's investment advisor.

 (3)  Not annualized.

 (4)  Annualized.

                       See Notes to Financial Statements

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1 -- SIGNIFICANT ACCOUNTING POLICIES
Boston Advisors Trust (the Trust) is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Massachusetts business trust on September 30, 1999. The Trust currently offers three Funds: Boston Advisors Cash Reserves Fund (Cash Reserves Fund), Boston Advisors U.S. Government Money Market Fund (U.S. Government Money Market Fund), and Boston Advisors Tax Free Money Market Fund (Tax Free Money Market Fund), (each, a Fund). The investment objective of the Funds seeks to preserve capital and maintain liquidity, consistent with seeking maximum current income. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION -- Each Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which each fund must comply with certain conditions. This technique involves initially valuing a fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B. INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C. INCOME TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

D. USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

E. OTHER -- Investment transactions are accounted for on a trade-date basis. Gains and losses on securities are determined on the basis of identified cost.

F. INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to October 31, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 -- DISTRIBUTIONS TO SHAREHOLDERS
The net investment income of each Fund is determined daily, and substantially all of the net income and short term capital gain so determined is declared as a dividend to shareholders of record at time of declaration. Such daily dividends are paid monthly. Distributions of any long-term capital gains of the Funds' are made annually. Distributions are paid in the form of additional shares of the same fund or, at the election of the shareholder, in cash. For U.S. Government Money Market Fund and Tax Free Money Market Fund, certain distributions may be paid from net interest earned and designated as tax exempt interest. Such distributions are not includable by shareholders as income subject to federal and/or state taxes, but may be subject to federal alternative minimum tax.

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

3 -- INVESTMENT ADVISER FEE
Boston Advisors, Inc. (the Advisor), a wholly owned subsidiary of The Advest Group, Inc., serves as the investment advisor to the Funds, providing management, investment advisory and other services. In exchange, the Funds have agreed to pay the Advisor, a monthly advisory fee at an annual rate of 0.55% (annualized) of each Fund's average daily net assets. The Advisor has agreed to waive its advisory fee and reimburse each Fund for its expenses through April, 30, 2001, to the extent necessary that the total expenses of the Fund do not exceed 0.90% (annualized) of the average daily net assets of Class 1. The Advisor reserves the right to be reimbursed for management fees waived and fund expenses paid by it during the prior two years to the extent that a Fund's expense ratio falls below any expense limitations. On August 24, 2000, The MONY Group Inc. agreed in principle to acquire The Advest Group, Inc.

4 -- DISTRIBUTION PLAN
Advest, Inc., a wholly owned subsidiary of The Advest Group, Inc., serves as the distributor to the Funds. The Funds have adopted a Rule 12b-1 distribution plan authorizing each Fund's Class 1 shares to pay service fees equal to 0.25% of the Class 1 average daily net assets.

5 -- CAPITAL STOCK

Transactions in capital stock for Cash Reserves Fund were as follows for the periods indicated:
-----------------------------------------------------------------------------------------------
                                                           PERIOD FROM JUNE 5, 2000*
                                                              TO OCTOBER 31, 2000
                                                                  (UNAUDITED)
                                                 ----------------------------------------------
                                                         SHARES                  AMOUNT
                                                 ----------------------  ----------------------
Shares sold                                           2,111,781,038         $ 2,111,781,038
Shares issued upon reinvestment of dividends             16,781,605              16,781,605
Shares redeemed                                      (1,250,770,946)         (1,250,770,946)
                                                     --------------         ---------------
    Net increase                                        877,791,697         $   877,791,697
                                                     ==============         ===============

Transactions in capital stock for U.S. Government Money Market Fund were as follows for the periods indicated:
-----------------------------------------------------------------------------------------------------
                                                             PERIOD FROM JUNE 5, 2000*
                                                                TO OCTOBER 31, 2000
                                                                    (UNAUDITED)
                                                   --------------------------------------------------
                                                          SHARES                    AMOUNT
                                                   ------------------------  ------------------------
Shares sold                                                235,060,689            $   235,060,689
Shares issued upon reinvestment of dividends                 1,871,145                  1,871,145
Shares redeemed                                           (141,313,674)              (141,313,674)
                                                        --------------            ---------------
    Net increase                                            95,618,160            $    95,618,160
                                                        ==============            ===============

BOSTON ADVISORS TRUST
-------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in capital stock for Tax Free Money Market Fund were as follows for the periods indicated:
--------------------------------------------------------------------------------------------------------
                                                               PERIOD FROM JUNE 5, 2000*
                                                                  TO OCTOBER 31, 2000
                                                                      (UNAUDITED)
                                                    ----------------------------------------------------
                                                           SHARES                     AMOUNT
                                                    -------------------------  -------------------------
Shares sold                                                 144,894,644              $   144,894,644
Shares issued upon reinvestment of dividends                    724,478                      724,478
Shares redeemed                                             (84,279,626)                 (84,279,626)
                                                         --------------              ---------------
    Net increase                                             61,339,496              $    61,339,496
                                                         ==============              ===============

   *  Commencement of operations